Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable	Other accounts payable are comprised of the following as of the below dates:
	December 31,
	2023	2022
Government institutions	$42,102	$43,955
Accrued expenses and other current liabilities	31,022	42,385
	$73,124	$86,340